Research and development expenses (Detail) - Research and development expenses [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and development expenses [line items]
Purchase of goods and services	€ (3,590)	€ (3,140)	€ (3,177)
Depreciation, amortization and impairment	(830)	(686)	(478)
Payroll expenses	(17,935)	(16,054)	(13,985)
Other	(61)	(79)	(42)
Total	€ (22,416)	€ (19,959)	€ (17,682)